Employee Compensation - Pension and Other Employee Future Benefits	12 Months Ended
Oct. 31, 2025
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Employee Compensation - Pension and Other Employee Future Benefits
Note 21: Employee Compensation – Pension and Other Employee Future Benefits
Pension and Other Employee Future Benefit Plans
We sponsor a number of arrangements globally that provide pension and other employee future benefits to our retired and current employees. The largest of these arrangements, by defined benefit obligation, are the primary defined benefit pension plans for employees in Canada and the United States and the primary other employee future benefit plan for employees in Canada.
Pension arrangements include defined benefit pension plans, as well as supplementary arrangements that provide pension benefits in excess of statutory limits. Generally, under these plans we provide retirement benefits based on an employee’s years of service and average annual earnings over a period of time prior to retirement. Our pension and other employee future benefit expenses, recorded in non-interest
expense, employee compensation, in our Consolidated Statement of Income, mainly comprise the current service cost plus or minus the interest on net defined benefit assets or liabilities. In addition, we provide defined contribution pension plans to our employees. The costs of these plans, recorded in non-interest
expense, employee compensation, in our Consolidated Statement of Income, are equal to our contributions to the plans.
Effective December 31, 2020, the primary defined benefit pension plan for employees in Canada was closed to new employees hired after that date. Employees hired or transferred to BMO Canada on or after January 1, 2021 are eligible to participate in a defined contribution pension plan once they have completed the waiting period of six months of continuous service.
We also provide other employee future benefits, including health and dental care benefits and life insurance, for eligible current and retired employees.
Short-term employee benefits, such as salaries, paid absences, bonuses and other benefits, are accounted for on an accrual basis over the period in which the employees provide the related services.
Investment Policy
The defined benefit pension plans are administered under an established governance structure, with oversight exercised by the Board of Directors.
The plans are managed under a framework that considers both assets and liabilities in the development of an investment policy and management of risk. We have implemented a liability-driven investment strategy for the primary Canadian and U.S. plans to enhance risk-adjusted returns while reducing the plans’ surplus volatility. This strategy has reduced the impact of the plans on our regulatory capital.
The plans invest in asset classes that include equities, fixed income and private investments, under established investment guidelines. Plan assets are diversified across asset classes and by geographic exposure. They are managed by asset management firms that are responsible for the selection of investment securities. Derivative instruments are permitted under policy guidelines and are generally used to hedge foreign currency exposures, manage interest rate exposures or replicate the return of an asset.
Risk Management
The defined benefit pension plans are exposed to various risks, including market risk (interest rate, equity and foreign currency risks), credit risk, operational risk, surplus risk and longevity risk. We follow a number of approaches to monitor and actively manage these risks, including:
•	monitoring surplus-at-risk, which measures a plan’s risk exposures in an asset-liability framework;
•	stress testing and scenario analyses to evaluate the volatility of the plans’ financial positions and any potential impact on the bank;
•	hedging of foreign currency and interest rate risk exposures within policy limits;
•	controls related to asset mix allocations, geographic allocations, portfolio duration, credit quality of debt securities, sector guidelines, issuer/counterparty limits and others; and
•	ongoing monitoring of exposures, performance and risk levels.
Pension and Other Employee Future Benefit Liabilities
Our actuaries perform valuations of our defined benefit obligations for pension and other employee future benefits as at October 31 of each year using the projected unit credit method based on management’s assumptions about discount rates, rates of compensation increase, retirement age, mortality and health care cost trend rates.
The discount rates for the primary Canadian and U.S. pension and other employee future benefit plans were selected based on the yields of high-quality AA rated corporate bonds with terms matching the plans’ cash flows.
The fair value of plan assets is deducted from the defined benefit obligation to determine the net defined benefit asset or liability. For defined benefit pension plans that are in a net defined benefit asset position, the recognized asset is limited to the present value of economic benefits available in the form of future refunds from the plan or reductions in future contributions to the plan (the asset ceiling). Changes in the asset ceiling are recognized in other comprehensive income. Components of the change in our net defined benefit assets or liabilities and our pension and other employee future benefit expenses are as follows:
Current service cost
represents benefits earned in the current year. The cost is determined with reference to the current workforce and the amount of benefits to which employees will be entitled upon retirement, based on the provisions of our benefit plans.
Interest on net defined benefit asset or liability
represents the increase in the net defined benefit asset or liability that results from the passage of time and is determined by applying the discount rate to the net defined benefit asset or liability.

Actuarial gains and losses
may arise in two ways. First, each year our actuaries recalculate the defined benefit obligations and compare them to those estimated as at the previous year end. Any differences that result from changes in demographic and economic assumptions or from plan member experience being different from management’s expectations at the previous year end are considered actuarial gains or losses. Second, actuarial gains and losses arise when there are differences between the discount rate and actual returns on plan assets. For the majority of our plans, actuarial gains and losses are recognized immediately in other comprehensive income as they occur and are not subsequently reclassified to income in future periods. For certain other long-term benefit plans, these actuarial gains and losses are recognized immediately in income.
Plan amendments
are changes in our defined benefit obligations that result from changes to provisions of the plans. The effects of plan amendments are recognized immediately in income when a plan is amended.
Settlements
occur when defined benefit obligations for plan participants are settled, usually through lump sum cash payments, and as a result we no longer have any obligation to provide such participants with benefit payments in the future.
Funding of Pension and Other Employee Future Benefit Plans
We fund our defined benefit pension plans in Canada and the United States in accordance with statutory requirements, and the assets in these plans are used to pay benefits to retirees and other employees. Some groups of employees are also eligible to make voluntary contributions in order to receive enhanced benefits. Our supplementary pension plan in Canada is funded, while the supplementary pension plan in the United States is unfunded.
Our other employee future benefit plans in Canada and the United States are either funded or unfunded. Benefit payments related to these plans are paid either through the respective plan or directly by us.
We measure the fair value of plan assets for our plans in Canada and the United States as at October 31. In addition to actuarial valuations for accounting purposes, we are required to prepare valuations for determining our minimum funding requirements for our pension arrangements in accordance with the relevant statutory framework (our funding valuation). The most recent funding valuation for our primary Canadian pension plan was filed as of October 31, 2023, and the next valuation is required no later than October 31, 2026. The most recent funding valuation for our primary U.S. pension plan was performed as at January 1, 2025.
We amended certain pension plans in the fourth quarter of 2025 to provide additional options for when certain retirees can receive their pension benefits. When there are surplus assets, we must assess the economic benefit to the bank. These amendments provide us with additional economic benefits so we are able to reverse some of a previous asset write-down. As a result, we increased pension assets by
$47 million through other comprehensive income.
We amended one of our U.S. pension plans in the first quarter of 2025, resulting in a $19 million benefit that was recognized as a reduction in employee compensation expense.
We amended certain other employee future benefit plans in the first quarter of 2024. These amendments combined the administration of a few plans. In addition, we converted one defined contribution plan into a defined benefit plan and therefore brought a net asset onto our Consolidated Balance Sheet equal to the surplus assets in that plan. This resulted in a benefit of $84 million from plan amendments that was recognized as a reduction in employee compensation expense. When there are surplus assets, we must assess the economic benefit to the bank. Given there are no immediate economic benefits without further plan amendments, the surplus assets of $62 million in the combined plans were reduced to $nil through other comprehensive income.
A summary of plan information for the past two years is as follows:

(Canadian $ in millions)	Pension plans		Other employee future benefit plans
	2025	2024	2025	2024
Defined benefit obligation	$8,582	$8,365	$950	$954
Fair value of plan assets	9,708	9,431	248	245
Net surplus (deficit)	1,126	1,066	(702)	(709)
Effect of asset ceiling	–	(3)	(74)	(110)
Net surplus (deficit), net of the effect of the asset ceiling	$1,126	$1,063	$(776)	$(819)
Net surplus (deficit) comprises:
Funded or partially funded plans	1,271	1,223	87	44
Unfunded plans	(145)	(160)	(863)	(863)
Net surplus (deficit), net of the effect of the asset ceiling	$1,126	$1,063	$(776)	$(819)

Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)	Pension plans		Other employee future benefit plans
	2025	2024	2025	2024
Annual benefits expense
Current service cost	$177	$153	$6	$5
Net interest (income) expense (1)	(51)	(61)	38	40
Impact of plan amendments	(19)	–	–	(84)
Administrative expenses	8	11	–	–
Remeasurement of other long-term benefits	–	–	24	5
Benefits expense	$115	$103	$68	$(34)
Government pension plans expense (2)	388	375	–	–
Defined contribution expense	306	290	–	–
Total annual pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$809	$768	$68	$(34)

(1)
Net interest (income) expense is increased by $nil million for pension plans and $6 million for other employee future benefit plans for 2025 ($nil million and $3 million, respectively, for 2024) as a result of assets written down through other comprehensive income due to the asset ceiling.

(2)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act .
Weighted-Average Assumptions

	Pension plans		Other employee future benefit plans
	2025	2024	2025		2024
Defined Benefit Expenses
Discount rate at beginning of year (1) (2)	4.9%	5.8%	4.8%		5.7%
Rate of compensation increase	2.1%	2.1%	na		na
Assumed overall health care cost trend rate	na	na	4.8%	(3)	4.8%	(3)

Defined Benefit Obligation
Discount rate at end of year	4.8%	4.9%	4.7%		4.8%
Rate of compensation increase	2.1%	2.1%	na		na
Assumed overall health care cost trend rate	na	na	4.7%	(3)	4.8%	(3)

(1)	The pension benefit current service cost was calculated using a separate discount rate of 4.9% and 5.6% for 2025 and 2024, respectively.
(2)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 5.0% and 5.7% for 2025 and 2024, respectively.
(3)	Trending to 4.0% in 2 041 and remaining at that level thereafter.
na – not applicable
Assumptions regarding future mortality are based on published statistics and mortality tables calibrated to plan experience, when applicable. The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2025	2024	2025	2024
Life expectancy for those currently age 65
Males	23.6	24.0	22.0	22.0
Females	24.7	24.3	23.4	23.3

Life expectancy at age 65 for those currently age 45
Males	24.5	24.9	23.2	23.2
Females	25.6	25.2	24.6	24.5

Changes in the estimated financial positions of our defined benefit pension plans and other employee future benefit plans are as follows:

(Canadian $ in millions, except as noted)	Pension plans		Other employee future benefit plans
	2025	2024	2025	2024
Defined benefit obligation
Defined benefit obligation at beginning of year	$8,365	$7,513	$954	$880
Transfer of defined benefit obligation	3	–	(3)	–
Settlements (1)	–	(147)	–	–
Current service cost	177	153	6	5
Interest cost	399	418	45	49
Impact of plan amendments	(19)	–	–	15
Benefits paid	(500)	(481)	(62)	(59)
Employee contributions	21	20	6	6
Actuarial (gains) losses due to:
Changes in demographic assumptions	6	–	(22)	(12)
Changes in financial assumptions	45	851	(2)	81
Plan member experience	71	31	27	(11)
Foreign exchange and other	14	7	1	–
Defined benefit obligation at end of year	8,582	8,365	950	954
Wholly or partially funded defined benefit obligation	8,437	8,205	87	91
Unfunded defined benefit obligation	145	160	863	863
Total defined benefit obligation	8,582	8,365	950	954
Fair value of plan assets
Fair value of plan assets at beginning of year	9,431	8,559	245	138
Settlements (1)	–	(147)	–	–
Impact of plan amendments	–	–	–	100
Interest income	450	479	13	12
Return on plan assets (excluding interest income)	246	979	1	1
Employer contributions	55	25	43	45
Employee contributions	21	20	6	6
Benefits paid	(500)	(481)	(62)	(59)
Administrative expenses	(8)	(12)	–	–
Foreign exchange and other	13	9	2	2
Fair value of plan assets at end of year	9,708	9,431	248	245
Effect of asset ceiling	–	(3)	(74)	(110)
Net surplus (deficit), net of the effect of the asset ceiling	$1,126	$1,063	$(776)	$(819)
Recorded in:
Other assets	1,316	1,252	87	44
Other liabilities	(190)	(189)	(863)	(863)
Net surplus (deficit), net of the effect of the asset ceiling	$1,126	$1,063	$(776)	$(819)
Actuarial gains (losses) recognized in other comprehensive income
Net actuarial gains (losses) on plan assets	246	979	1	1
Effect of asset ceiling	3	(3)	43	(107)
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	(6)	–	22	15
Changes in financial assumptions	(45)	(851)	3	(74)
Plan member experience	(71)	(31)	(5)	6
Foreign exchange and other	(1)	(3)	–	–
Actuarial gains (losses) recognized in other comprehensive income for the year	$126	$91	$64	$(159)

(1)
We completed a buyout of our UK pension plan in the fourth quarter of 2024, whereby we transferred our defined benefit obligations and an equal amount of plan assets to a third-party insurer, who has assumed responsibility for administering payments to plan members. We do not have any further involvement in the plan. There was no
pre-tax
impact from this transfer. Deferred tax assets and liabilities related to the pension plan were reduced to $nil.

Plan Asset Allocations and Fair Value
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis. The asset allocation ranges, weighted-average actual asset allocations and fair values of plan assets held by our primary plans as at October 31, 2025 and 2024 are as follows:

(Canadian $ in millions)	2025					2024
	Target range	% of total	Quoted	Unquoted	Total	Target range	% of total	Quoted	Unquoted	Total
Equities	15 – 40%	21%	$1,139	$869	$2,008	15 – 40%	22%	$1,060	$852	$1,912
Fixed income investments	40 – 55%	49%	106	4,551	4,657	40 – 55%	49%	96	4,467	4,563
Private investments	10 – 35%	30%	–	2,791	2,791	10 – 35%	29%	–	2,681	2,681
		100%	$1,245	$8,211	$9,456		100%	$1,156	$8,000	$9,156
No plan assets are directly invested in securities of the bank or those of its related parties as at October 31, 2025 and 2024. Our primary Canadian plan also did not directly hold, through pooled funds, any of our common shares and fixed income securities as at October 31, 2025 and 2024. The plans do not hold any property we occupy or other assets we use.

Sensitivity of Assumptions
Key weighted-average assumptions for 2025 used in measuring the defined benefit obligations for our primary plans are outlined in the following table. The sensitivity analysis provided should be used with caution, as it is hypothetical and the impact of changes in each key assumption may not be linear. The sensitivity to changes in each key variable has been calculated independently of the impact of changes in other key variables. Actual experience may result in simultaneous changes in a number of key assumptions, which would amplify or reduce certain sensitivities.

(Canadian $ in millions, except as noted)	Defined benefit obligation
	Pension plans	Other employee future benefit plans
Discount rate (%)	4.8	4.7
Impact of: 1% increase ($)	(867)	(70)
1% decrease ($)	1,073	83
Rate of compensation increase (%)	2.1	na
Impact of: 0.25% increase ($)	36	na
0.25% decrease ($)	(35)	na
Mortality
Impact of: 1 year shorter life expectancy ($)	(165)	(19)
1 year longer life expectancy ($)	161	19
Assumed overall health care cost trend rate (%)	na	4.7 (1)
Impact of: 1% increase ($)	na	30
1% decrease ($)	na	(28)

(1)	Trending to 4.0% in 2041 and remaining at that level thereafter.
na – not applicable
Maturity Profile
The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2025	2024
Canadian pension plans	13.1	13.0
U.S. pension plans	7.3	7.5
Canadian other employee future benefit plans	11.4	11.7
Cash Flows
Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension plans		Other employee future benefit plans
	2025	2024	2025	2024
Net contributions (refund)	$4	$(25)	$–	$–
Contributions to defined contribution plans	306	290	–	–
Benefits paid directly to pensioners	51	50	47	45
	$361	$315	$47	$45
Our best estimate of the contributions and benefits paid directly to pensioners we expect to make for the year ending October 31, 2026 is approximately $41 million for our defined benefit pension plans and $23 million for our other employee future benefit plans. Benefit payments from our defined benefit and other employee future benefit plans to retirees for the year ending October 31, 2026 are estimated to be $605 million.